Warrants to Purchase Common Stock	3 Months Ended	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025
Warrants to Purchase Common Stock [Abstract]
Warrants to Purchase Common Stock

Note 6 – Warrants to Purchase Common Stock

The warrants are exercisable at any time prior to their expiration dates and include a provision that allows for cashless exercise at the time of exercise. Under the cashless exercise provision, the holder may elect to receive a reduced number of shares of common stock determined according to a formula based on the fair market value of the Company’s common stock at the time of exercise, rather than paying the exercise price in cash.

The following warrants to purchase common stock were outstanding as of September 30, 2025:

Number of Shares	Exercise Price	Expiration Date
274,255	$2.00	June 22, 2026
37,058	2.00	June 28, 2026
11,393	2.00	July 1, 2026
26,762	3.00	December 22, 2027
4,542	3.00	January 10, 2028
6,660	3.00	March 31, 2028
41,738	3.00	May 10, 2028
131,427	6.04	March 26, 2030
533,835

Note 7 – Warrants to Purchase Common Stock

In connection with the public offering completed on March 26, 2025, the Company issued warrants to the underwriter to purchase up to 131,427 shares, representing 5.0% of the total shares sold in the offering (including any shares issued pursuant to the underwriter’s over-allotment option). The warrants are exercisable at a price of $6.04 per share, which is equal to 115% of the public offering price of $5.25 per share.

The following warrants to purchase common stock were outstanding as of June 30, 2025:

Number of Shares	Exercise Price	Expiration Date
279,255	$2.00	June 22, 2026
37,433	2.00	June 28, 2026
11,500	2.00	July 1, 2026
27,032	3.00	December 22, 2027
4,588	3.00	January 10, 2028
6,720	3.00	March 31, 2028
44,933	3.00	May 10, 2028
131,427	6.04	March 26, 2030
542,888